Property, Plant And Equipment, Net	12 Months Ended
Dec. 31, 2016
Property, Plant and Equipment, Net [Abstract]
Property, Plant And Equipment, Net
PROPERTY, PLANT AND EQUIPMENT, NET

	December 31,
	2016	2015
Cost (1):
Land, buildings and leasehold improvements (2)	$450,301	$434,763
Instruments, machinery and equipment (3)	807,791	734,731
Office furniture and other	83,431	81,684
Motor vehicles and airplanes	55,457	63,669
	1,396,980	1,314,847
Accumulated depreciation	(922,871)	(865,088)
Depreciated cost	$474,109	$449,759

Depreciation expenses for the years ended December 31, 2016, 2015 and 2014 amounted to $81,728, $74,239 and $79,457, respectively.

(1)	Net of investment grants received (mainly for instruments, machinery and equipment) in the amounts of $15,023 and $17,591 as of December 31, 2016 and 2015, respectively.

(2)	Set forth below is additional information regarding the real estate owned or leased by the Company:

	Israel(a)	U.S.(b)	Other Countries(c)
Owned	2,161,000 square feet	633,854 square feet	891,000 square feet
Leased	2,281,000 square feet	671,200 square feet	453,000 square feet

(a)	Includes offices, development and engineering facilities, manufacturing facilities, maintenance facilities, hangar facilities and landing strips in various locations in Israel.

(b)	Includes offices, development and engineering facilities, manufacturing facilities and maintenance facilities of ESA primarily in Texas, New Hampshire, Florida, Alabama and Virginia.

(c)	Includes offices, design and engineering facilities and manufacturing facilities, mainly in Europe, Latin America and Asia-Pacific.

(3)	Includes equipment produced by the Company for its own use in the aggregate amount of $114,241 and $111,393 as of December 31, 2016 and 2015, respectively.

As for liens on assets – see Notes 20(H) and 20(I).